Financial Instruments - Fair Values and Risk Management - Summary of Trade Receivables Past Due (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Total trade receivables, net	€ 33,934	€ 29,187
Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Total trade receivables, net	41,815	37,886
Accumulated impairment [member]
Disclosure of detailed information about financial instruments [line items]
Total trade receivables, net	(7,881)	(8,699)
Current (not past due)
Disclosure of detailed information about financial instruments [line items]
Total trade receivables, net	28,919	15,179
From 1 to 29 days past due
Disclosure of detailed information about financial instruments [line items]
Total trade receivables, net	3,877	8,570
From 30 to 60 days past due
Disclosure of detailed information about financial instruments [line items]
Total trade receivables, net	1,105	1,298
From 61 to 90 days past due
Disclosure of detailed information about financial instruments [line items]
Total trade receivables, net	347	2,531
More than 90 days past due
Disclosure of detailed information about financial instruments [line items]
Total trade receivables, net	€ 7,567	€ 10,308